Non-trading securities - Fair Value of Residual contractual Maturity of Non-trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Total	¥ 237,214
Less than 1 year	36,906
1 to 5 years	84,878
5 to 10 years	98,199
More than 10 years	¥ 17,231